BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2018
BORROWINGS
Schedule of short term borrowings

	December 31,
	2017	2018
	RMB’000	RMB’000	US$’000

Bank loan	9,960	—	—
Other borrowing	—	13,850	2,014

Total	9,960	13,850	2,014

Schedule of long term borrowings

	December 31,
	2017	2018
	RMB’000	RMB’000	US$’000

Long-term bank loan	209,598	372,926	54,239
Long-term other borrowing	34,622	—	—

Less: current portion	(32,642)	(58,355)	(8,487)

Total	211,578	314,571	45,752

Schedule of future installment payment

	December 31, 2018
	RMB’000	US$’000

2019	80,000	11,636
2020	200,000	29,089
2021	80,000	11,636
2022	20,000	2,909
Total	380,000	55,270